T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
September 30, 2020 (Unaudited)

Portfolio of Investments‡	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

COMMON STOCKS 97.4%			Multiline Retail 2.4%
COMMUNICATION SERVICES 3.5%			Dollar General	548,000	114,872
			Dollar Tree (1)	711,000	64,943
Entertainment 1.4%
					179,815
Spotify Technology (1)	265,000	64,281
Zynga, Class A (1)	3,945,000	35,979	Specialty Retail 3.6%
		100,260	Burlington Stores (1)	493,000	101,602
			CarMax (1)	204,000	18,750
Interactive Media & Services 2.1%
			Five Below (1)	132,000	16,764
IAC/InterActiveCorp (1)	327,000	39,168	O'Reilly Automotive (1)	154,000	71,006
Match Group (1)	1,082,000	119,723	Ross Stores	375,000	34,995
		158,891	Ulta Beauty (1)	93,000	20,830
Total Communication Services		259,151			263,947
CONSUMER DISCRETIONARY 14.5%			Textiles, Apparel & Luxury Goods 0.7%
Auto Components 1.0%			Lululemon Athletica (1)	39,000	12,846
Aptiv	769,000	70,502	Tapestry	262,000	4,095
Visteon (1)	14,376	995	VF	441,000	30,980
		71,497			47,921
Diversified Consumer Services 1.0%			Total Consumer Discretionary		1,063,292
Bright Horizons Family Solutions			CONSUMER STAPLES 2.3%
(1)	52,000	7,906
ServiceMaster Global Holdings			Food & Staples Retailing 1.5%
(1)	1,665,000	66,400	Casey's General Stores	505,000	89,713
		74,306	Sprouts Farmers Market (1)	981,000	20,532
Hotels, Restaurants & Leisure 5.3%					110,245
Chipotle Mexican Grill (1)	44,000	54,723	Food Products 0.4%
Domino's Pizza	27,000	11,483	TreeHouse Foods (1)	770,000	31,208
DraftKings, Class A (1)	440,000	25,890			31,208
Dunkin' Brands Group	767,000	62,825	Household Products 0.4%
Hilton Worldwide Holdings	876,000	74,740	Reynolds Consumer Products	822,000	25,170
Marriott International, Class A	314,000	29,070
MGM Resorts International	3,110,000	67,642			25,170
Vail Resorts	278,822	59,660	Total Consumer Staples		166,623
		386,033	ENERGY 1.0%
Internet & Direct Marketing Retail 0.5%			Oil, Gas & Consumable Fuels 1.0%
Etsy (1)	327,000	39,773	Concho Resources	888,000	39,179
		39,773	Pioneer Natural Resources	272,000	23,389

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Venture Global LNG, Series B,			Exact Sciences (1)	443,000	45,164
Acquisition Date: 3/8/18, Cost			Incyte (1)	657,000	58,959
$912 (1)(2)(3)	302	1,162
Venture Global LNG, Series C,			Ionis Pharmaceuticals (1)	654,000	31,032
Acquisition Date: 10/16/17 -			Neurocrine Biosciences (1)	327,000	31,444
3/8/18, Cost $7,718 (1)(2)(3)	2,097	8,069	Seattle Genetics (1)	441,000	86,299
Total Energy		71,799	Ultragenyx Pharmaceutical (1)	99,000	8,137
FINANCIALS 5.6%					395,740
Banks 0.3%			Health Care Equipment & Supplies 9.5%
Webster Financial	871,000	23,003	Alcon (1)	720,000	41,004
		23,003	Align Technology (1)	82,000	26,844
			Cooper	349,000	117,655
Capital Markets 3.6%			DENTSPLY SIRONA	382,000	16,705
Cboe Global Markets	657,000	57,645	Hologic (1)	2,963,000	196,951
Churchill Capital III, Class A (1)	2,179,000	22,335	ICU Medical (1)	176,000	32,166
KKR	1,543,000	52,987	IDEXX Laboratories (1)	77,000	30,269
MarketAxess Holdings	77,000	37,082	Quidel (1)	119,500	26,216
Pershing Square Tontine			Teleflex	475,000	161,699
Holdings, Class A (1)	839,000	19,037
Pershing Square Tontine			West Pharmaceutical Services	185,000	50,856
Holdings, Class A, Warrants,					700,365
7/24/21 (1)	93,190	668
			Health Care Providers & Services 0.7%
Raymond James Financial	274,000	19,936
Tradeweb Markets, Class A	964,000	55,912	Acadia Healthcare (1)	1,102,000	32,487
			Molina Healthcare (1)	82,000	15,009
		265,602
					47,496
Insurance 1.7%
			Health Care Technology 1.3%
Assurant	438,000	53,134
Axis Capital Holdings	814,000	35,849	GoodRx Holdings, Class A (1)	38,823	2,159
GoHealth, Class A (1)	607,000	7,906	Veeva Systems, Class A (1)	341,000	95,886
Kemper	241,000	16,106			98,045
Selectquote (1)	386,000	7,816	Life Sciences Tools & Services 5.0%
		120,811	Agilent Technologies	1,308,000	132,030
Total Financials		409,416	Avantor (1)	2,857,000	64,254
HEALTH CARE 25.8%			Bruker	2,094,000	83,236
			PPD (1)	616,000	22,786
Biotechnology 5.4%			PRA Health Sciences (1)	661,000	67,052
ACADIA Pharmaceuticals (1)	226,000	9,323			369,358
Alkermes (1)	1,657,000	27,457
Alnylam Pharmaceuticals (1)	273,000	39,749	Pharmaceuticals 3.9%
Argenx, ADR (1)	164,000	43,053	Catalent (1)	1,744,000	149,391
Ascendis Pharma, ADR (1)	98,000	15,123	Elanco Animal Health (1)	2,029,000	56,670
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

MyoKardia (1)	78,000	10,634	Verisk Analytics	463,000	85,799
Perrigo	1,105,000	50,730			483,088
Royalty Pharma, Class A	422,103	17,758	Road & Rail 1.2%
		285,183	JB Hunt Transport Services	705,000	89,098
Total Health Care		1,896,187			89,098
INDUSTRIALS & BUSINESS SERVICES 16.7%			Total Industrials & Business Services		1,230,148
Aerospace & Defense 2.5%			INFORMATION TECHNOLOGY 21.1%
BWX Technologies	931,000	52,425	Electronic Equipment, Instruments & Components 3.4%
L3Harris Technologies	211,000	35,836
			Amphenol, Class A	274,000	29,666
Textron	2,634,000	95,061
			Cognex	265,000	17,252
		183,322	Corning	1,962,000	63,588
Airlines 0.2%			Keysight Technologies (1)	877,000	86,630
Alaska Air Group	439,000	16,080	National Instruments	1,369,000	48,873
		16,080			246,009
Building Products 0.2%			IT Services 4.2%
Allegion	138,000	13,650	Black Knight (1)	799,000	69,553
		13,650	Broadridge Financial Solutions	220,000	29,040
Commercial Services & Supplies 0.4%			Fiserv (1)	218,000	22,465
			FleetCor Technologies (1)	329,000	78,335
Waste Connections	330,000	34,254
			Gartner (1)	196,000	24,490
		34,254	Global Payments	328,000	58,246
Industrial Conglomerates 0.9%			Snowflake, Class A (1)	16,797	4,216
Roper Technologies	164,000	64,798	WEX (1)	154,000	21,402
		64,798			307,747
Machinery 4.7%			Semiconductors & Semiconductor Equipment 7.5%
Colfax (1)	1,818,000	57,012	Entegris	683,000	50,774
Fortive	1,041,000	79,335	Inphi (1)	218,000	24,470
IDEX	550,000	100,326	KLA	120,000	23,249
Ingersoll Rand (1)	3,067,000	109,185	Marvell Technology Group	3,018,000	119,815
		345,858	Maxim Integrated Products	988,000	66,799
Professional Services 6.6%			Microchip Technology	1,217,000	125,059
			Skyworks Solutions	436,000	63,438
Clarivate (1)	3,232,000	100,160	Xilinx	768,000	80,056
CoStar Group (1)	104,000	88,245
Dun & Bradstreet Holdings (1)	882,000	22,632			553,660
Equifax	385,000	60,406	Software 6.0%
IHS Markit	601,000	47,184	Atlassian, Class A (1)	371,000	67,444
TransUnion	935,000	78,662	Bentley Systems, Class B (1)	100,105	3,143
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

Bill.com Holdings (1)	131,000	13,141	UTILITIES 1.4%
Ceridian HCM Holding (1)	877,000	72,484
Citrix Systems	109,000	15,010	Electric Utilities 0.3%
Crowdstrike Holdings, Class A			Eversource Energy	221,000	18,465
(1)	198,000	27,189			18,465
DocuSign (1)	549,000	118,167	Gas Utilities 0.3%
Five9 (1)	109,000	14,135
			Atmos Energy	259,000	24,758
Procore Technologies,
Acquisition Date: 7/15/20,					24,758
Cost $842 (1)(2)(3)	18,721	842	Multi-Utilities 0.8%
Slack Technologies, Class A (1)	561,000	15,069
Splunk (1)	382,000	71,866	Sempra Energy	493,000	58,351
SS&C Technologies Holdings	386,000	23,361			58,351
		441,851	Total Utilities		101,574
Total Information Technology		1,549,267	Total Common Stocks
			(Cost $4,620,752)		7,153,332
MATERIALS 5.5%
Chemicals 0.5%			CONVERTIBLE PREFERRED STOCKS 0.6%

RPM International	439,000	36,367	CONSUMER DISCRETIONARY 0.6%
		36,367	Automobiles 0.4%
Construction Materials 0.3%			Rivian Automotive, Series D,
Martin Marietta Materials	88,000	20,712	Acquisition Date: 12/23/19,
			Cost $14,152 (1)(2)(3)	1,317,224	20,404
		20,712
			Rivian Automotive, Series E,
Containers & Packaging 4.0%			Acquisition Date: 7/10/20,
Avery Dennison	438,000	55,994	Cost $7,091 (1)(2)(3)	457,762	7,091
Ball	2,084,000	173,222			27,495
Packaging Corp. of America	208,000	22,682	Internet & Direct Marketing Retail 0.2%
Sealed Air	1,211,000	46,999	Doordash, Series H, Acquisition
		298,897	Date:6/17/20, Cost $2,647
			(1)(2)(3)	11,533	2,647
Metals & Mining 0.7%			Roofoods, Series F, Acquisition
Kirkland Lake Gold	1,024,000	49,899	Date:9/12/17, Cost $9,756
			(1)(2)(3)	27,594	10,724
		49,899	Roofoods, Series G, Acquisition
Total Materials		405,875	Date:5/16/19, Cost $328
			(1)(2)(3)	784	328
REAL ESTATE 0.0%
					13,699
Real Estate Management & Development 0.0%			Total Consumer Discretionary		41,194
WeWork, Class A, Acquisition
Date:5/26/15, Cost $651
(1)(2)(3)	45,981	—
Total Real Estate		—
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

	Shares	$ Value		Shares	$ Value
(Cost and value in $000s)			(Cost and value in $000s)

INFORMATION TECHNOLOGY 0.0%			Total Convertible Preferred Stocks
			(Cost $42,334)		41,755
Software 0.0%
Procore Technologies, Series B,			SHORT-TERM INVESTMENTS 2.8%
Acquisition Date: 7/15/20,
Cost $562 (1)(2)(3)	12,480	561	Money Market Funds 2.8%
Total Information Technology		561	T. Rowe Price Treasury Reserve
REAL ESTATE 0.0%			Fund,
			0.12% (4)(5)	202,243,806	202,244
Real Estate Management & Development 0.0%			Total Short-Term Investments
WeWork, Series D-1, Acquisition			(Cost $202,244)		202,244
Date:12/9/14, Cost $4,367
(1)(2)(3)	262,263	—
WeWork, Series D-2, Acquisition			Total Investments in Securities 100.8%
Date:12/9/14, Cost $3,431			(Cost $4,865,330)		$7,397,331
(1)(2)(3)	206,064	—	Other Assets Less Liabilities (0.8)%		(56,275)
Total Real Estate		—	Net Assets 100%		$7,341,056

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing
(2)	Level 3 in fair value hierarchy.
(3)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $51,828 and represents 0.7% of net assets.
(4)	Seven-day yield
(5)	Affiliated Companies
ADR	American Depositary Receipts

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve Fund	$	—#	$—	$680+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	12/31/19	Cost	Cost	9/30/20
T. Rowe Price Treasury Reserve Fund	$167,059	¤	¤ $	202,244^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+	Investment income comprised $680 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $202,244.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Institutional Mid-Cap Equity Growth Fund (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on

T. ROWE PRICE INSTITUTIONAL MID-CAP EQUITY GROWTH FUND

more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices.
Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Common Stocks	$7,143,259$	— $	10,073$	7,153,332
Convertible Preferred Stocks	—	—	41,755	41,755
Short-Term Investments	202,244	—	—	202,244
Total	$7,345,503$	— $	51,828$	7,397,331